Revenue (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue, beginning of the period	$ 58,335	$ 55,651
Revenue deferred	1,354,837	203,123
Revenue earned	(803,473)	(200,439)
Deferred revenue, as of the end of the period	$ 609,698	$ 58,335